Basis of Preparation - Summary of Reconciliation Operating Lease Commitments (Detail) - MXN ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019
Disclosure - Basis of Preparation - Summary of Reconciliation Operating Lease Commitments [Abstract]
Operating lease commitments as of December 31, 2018		$ 50,546
Less: Commitments relating to short-term leases and low-value assets		699
Add: Commitments relating to leases previously classified as finance leases		373
Lease liabilities at the beginning of the period	$ 51,345	$ 50,220